Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Event

Note 10—Subsequent Event

Effective January 1, 2026, the following changes were made:

•
Participants turning age 60 to 63 during the year have an increased catch-up contribution limit available ($11,250 in 2026 and as indexed in future years).
•
For participants with Phillips 66 FICA wages (Box 3 of Form W-2) of more than $150,000 (as indexed in the future years) in the prior year (2025), catch-up contributions must be made on a Roth after-tax basis.